Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class A | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class A | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class A | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class A | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class A | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class A | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class A | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class A | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class A | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class A | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class A | Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class C | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class C | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class C | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class C | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class C | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class C | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class C | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class C | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class C | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class C | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class C | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class C | Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class I | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class I | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class I | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class I | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class I | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class I | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class I | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class I | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class I | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class I | Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class R | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class R | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class R | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class R | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class R | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class R | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class R | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class R | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class R | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class R | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class R | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class R | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class R | Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class R | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Class Z | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Class Z | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Class Z | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class Z | Renewable Energy Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Class Z | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class Z | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Z | Base Metals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	68.20%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class Z | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class Z | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Class Z | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Z | Other (includes short-term Investments)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Class Z | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class Z | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class Z | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Class Z | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Z | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Class Z | Cameco Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | Cenovus Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%